UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10389

Investment Company Act File Number

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed International Equity Portfolio

January 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 2.4%
BAE Systems PLC	119,985	$645,762
Elbit Systems, Ltd.	4,016	154,395
European Aeronautic Defence and Space Co. NV	12,580	589,766
Rolls-Royce Holdings PLC	59,307	890,372
Safran SA	4,673	214,620
Singapore Technologies Engineering, Ltd.	52,000	164,702

		$2,659,617

Air Freight & Logistics — 0.3%
Deutsche Post AG	13,649	$320,504
Yamato Holdings Co., Ltd.	3,200	53,783

		$374,287

Airlines — 0.8%
All Nippon Airways Co., Ltd.	39,000	$76,364
Cathay Pacific Airways, Ltd.	89,000	172,065
Deutsche Lufthansa AG	6,591	130,921
International Consolidated Airlines Group SA(1)	17,117	57,922
Singapore Airlines, Ltd.	47,000	417,384

		$854,656

Auto Components — 1.3%
Bridgestone Corp.	2,300	$60,322
Compagnie Generale des Etablissements Michelin, Class B	3,717	345,694
Continental AG	1,095	128,510
NGK Spark Plug Co., Ltd.	9,000	114,481
Nokian Renkaat Oyj	7,801	335,434
Pirelli & C. SpA	25,829	316,805
Sumitomo Rubber Industries, Ltd.	7,200	96,083

		$1,397,329

Automobiles — 2.1%
Bayerische Motoren Werke AG	7,772	$782,784
Daihatsu Motor Co., Ltd.	20,000	416,052
Daimler AG	6,322	367,954
Honda Motor Co., Ltd.	7,000	264,594
Porsche Automobil Holding SE, PFC Shares	819	71,309
Volkswagen AG, PFC Shares	1,508	373,344

		$2,276,037

Beverages — 2.6%
Anheuser-Busch InBev NV	16,899	$1,486,919
Carlsberg A/S, Class B	712	76,162
Coca-Cola Amatil, Ltd.	14,713	212,344
Coca-Cola Hellenic Bottling Co. SA	8,092	210,208
Diageo PLC	4,632	137,886
Heineken Holding NV	3,202	189,190
Heineken NV	7,054	496,046

		$2,808,755

Security	Shares	Value
Biotechnology — 0.9%
Actelion, Ltd.	5,582	$276,509
CSL, Ltd.	5,507	315,238
Elan Corp. PLC(1)	9,603	101,323
Grifols SA(1)	7,856	267,404
Prothena Corp. PLC(1)	383	2,302

		$962,776

Building Products — 0.1%
Geberit AG	236	$55,207

		$55,207

Chemicals — 4.7%
Air Liquide SA	7,646	$976,183
Air Water, Inc.	4,000	51,091
Akzo Nobel NV	10,515	719,676
Croda International PLC	1,406	54,030
Givaudan SA(1)	157	174,337
Israel Chemicals, Ltd.	10,350	137,465
Israel Corp., Ltd.	213	145,764
Kansai Paint Co., Ltd.	18,000	200,451
Koninklijke DSM NV	6,935	424,803
Linde AG	3,838	699,564
Novozymes A/S, Class B	20,149	660,313
Orica, Ltd.	15,853	423,921
Solvay SA	2,611	410,225
Yara International ASA	1,858	99,084

		$5,176,907

Commercial Banks — 10.6%
Aozora Bank, Ltd.	34,000	$95,588
Australia and New Zealand Banking Group, Ltd.	10,697	297,096
Bank Hapoalim B.M.(1)	62,876	265,082
Bank Leumi Le-Israel B.M.(1)	89,574	299,301
Bank of East Asia, Ltd.	62,800	256,901
Bank of Kyoto, Ltd. (The)	17,000	140,665
Bank of Yokohama, Ltd. (The)	63,000	300,911
BOC Hong Kong (Holdings), Ltd.	116,500	399,752
CaixaBank SA	50,803	201,107
Chiba Bank, Ltd. (The)	34,000	211,863
Chugoku Bank, Ltd. (The)	19,000	261,699
Commonwealth Bank of Australia	13,297	894,548
Danske Bank A/S(1)	3,080	59,020
DBS Group Holdings, Ltd.	90,300	1,091,383
Gunma Bank, Ltd. (The)	39,000	188,244
Hachijuni Bank, Ltd. (The)	30,000	150,197
Hang Seng Bank, Ltd.	54,700	895,727
Hiroshima Bank, Ltd. (The)	36,000	153,049
Israel Discount Bank, Ltd., Series A(1)	36,415	60,977
Iyo Bank, Ltd. (The)	18,000	147,199
Joyo Bank, Ltd. (The)	12,000	56,260
Mizrahi Tefahot Bank, Ltd.(1)	15,499	164,114
Mizuho Financial Group, Inc.	92,200	184,029
National Australia Bank, Ltd.	10,650	304,321
Nishi-Nippon City Bank, Ltd. (The)	47,000	121,813
Nordea Bank AB	68,825	759,093

Security	Shares	Value
Oversea-Chinese Banking Corp., Ltd.	108,000	$853,200
Raiffeisen Bank International AG	10,337	464,251
Seven Bank, Ltd.	23,200	56,128
Shizuoka Bank, Ltd. (The)	42,000	396,010
Skandinaviska Enskilda Banken AB, Class A	37,554	376,179
Suruga Bank, Ltd.	14,000	182,518
Swedbank AB, Class A	11,599	273,883
United Overseas Bank, Ltd.	33,000	502,576
Westpac Banking Corp.	15,292	447,364
Wing Hang Bank, Ltd.	15,000	156,499

		$11,668,547

Commercial Services & Supplies — 0.4%
Serco Group PLC	28,822	$253,405
Societe BIC SA	1,535	206,544

		$459,949

Communications Equipment — 0.6%
Alcatel-Lucent(1)	265,623	$443,870
Nokia Oyj	26,551	104,213
Telefonaktiebolaget LM Ericsson, Class B	11,670	135,737

		$683,820

Computers & Peripherals — 0.0%(2)
Gemalto NV	562	$50,025

		$50,025

Construction & Engineering — 0.8%
ACS Actividades de Construccion y Servicios SA	5,068	$121,649
Ferrovial SA	28,385	455,814
Skanska AB, Class B	17,255	293,460

		$870,923

Construction Materials — 0.7%
CRH PLC	17,461	$376,676
Fletcher Building, Ltd.	30,881	246,704
Imerys SA	879	58,127
James Hardie Industries SE CDI	5,348	56,822

		$738,329

Containers & Packaging — 0.9%
Amcor, Ltd.	86,114	$754,361
Rexam PLC, Class B	34,853	259,088
Rexam PLC, PFC Shares(1)	38,726	27,639

		$1,041,088

Diversified Consumer Services — 0.0%(2)
Benesse Holdings, Inc.	1,100	$47,954

		$47,954

Diversified Financial Services — 1.0%
Groupe Bruxelles Lambert SA	7,642	$637,810
Investor AB, Class B	10,797	306,678
Pohjola Bank PLC, Class A	8,056	137,811

		$1,082,299

Security	Shares	Value
Diversified Telecommunication Services — 5.1%
Belgacom SA	11,898	$362,977
Bezeq Israeli Telecommunication Corp., Ltd.	35,369	41,449
Deutsche Telekom AG	13,301	163,405
Elisa Oyj	13,791	327,935
France Telecom SA	3,863	43,871
Iliad SA	316	58,543
Koninklijke KPN NV	59,060	332,020
Portugal Telecom SGPS SA	20,164	117,716
Singapore Telecommunications, Ltd.	244,000	689,605
Swisscom AG	1,156	512,739
TDC A/S	14,081	107,920
Telecom Corporation of New Zealand, Ltd.	52,744	107,409
Telecom Italia SpA	46,235	45,879
Telecom Italia SpA, PFC Shares	124,288	106,182
Telefonica SA	43,216	625,465
Telekom Austria AG	9,490	70,353
Telenor ASA	42,114	927,793
TeliaSonera AB	89,068	642,457
Telstra Corp., Ltd.	56,147	269,506

		$5,553,224

Electric Utilities — 2.9%
Cheung Kong Infrastructure Holdings, Ltd.	50,000	$315,589
CLP Holdings, Ltd.	47,000	398,468
Contact Energy, Ltd.(1)	23,324	102,185
EDF SA	2,363	45,364
EDP-Energias de Portugal SA	87,007	280,163
Enel SpA	33,088	144,270
Fortum Oyj	8,270	154,745
Iberdrola SA	26,296	141,496
Power Assets Holdings, Ltd.	69,000	596,530
Red Electrica Corp. SA	5,529	307,683
SSE PLC	2,331	52,466
Terna Rete Elettrica Nazionale SpA	113,704	478,736
Verbund AG	5,638	120,142

		$3,137,837

Electronic Equipment, Instruments & Components — 1.1%
Hamamatsu Photonics K.K.	9,200	$351,754
Hirose Electric Co., Ltd.	500	59,518
Hoya Corp.	2,400	46,340
Keyence Corp.	2,500	693,581
Yokogawa Electric Corp.	5,100	56,786

		$1,207,979

Energy Equipment & Services — 1.0%
Aker Solutions ASA	14,269	$312,067
Saipem SpA	6,433	182,663
Seadrill, Ltd.	6,611	261,344
Subsea 7 SA	10,099	243,958
Tenaris SA	3,381	70,924

		$1,070,956

Security	Shares	Value
Food & Staples Retailing — 3.1%
Carrefour SA	7,633	$217,618
Colruyt SA	7,459	361,767
Distribuidora Internacional de Alimentacion SA	10,918	80,598
Jeronimo Martins SGPS SA	15,466	329,018
Kesko Oyj, Class B	2,175	71,173
Koninklijke Ahold NV	51,993	764,016
Tesco PLC	91,836	519,023
Wesfarmers, Ltd.	3,101	121,693
Wesfarmers, Ltd., PPS	2,530	102,341
WM Morrison Supermarkets PLC	137,276	546,012
Woolworths, Ltd.	9,368	305,188

		$3,418,447

Food Products — 3.4%
Associated British Foods PLC	5,547	$153,821
Kerry Group PLC, Class A	14,544	762,943
Nestle SA	29,424	2,066,079
Parmalat SpA	4,696	11,772
Unilever PLC	15,225	620,167
Yakult Honsha Co., Ltd.	1,500	63,211

		$3,677,993

Gas Utilities — 1.9%
APA Group	9,919	$59,686
Enagas	17,193	406,791
Hong Kong & China Gas Co., Ltd.	246,400	699,859
Snam Rete Gas SpA	117,981	596,236
Toho Gas Co., Ltd.	33,000	176,412
Tokyo Gas Co., Ltd.	30,000	141,468

		$2,080,452

Health Care Equipment & Supplies — 1.5%
Coloplast A/S	15,360	$810,332
Essilor International SA	3,907	398,240
Sonova Holding AG(1)	2,191	253,390
Sysmex Corp.	1,700	81,105
William Demant Holding A/S(1)	1,810	158,626

		$1,701,693

Health Care Providers & Services — 0.2%
Fresenius Medical Care AG & Co. KGaA	705	$49,694
Miraca Holdings, Inc.	1,300	54,201
Suzuken Co., Ltd.	5,000	153,039

		$256,934

Hotels, Restaurants & Leisure — 1.7%
Autogrill SpA	7,979	$97,846
Compass Group PLC	23,593	285,606
Crown, Ltd.	5,308	64,135
McDonald’s Holdings Co. (Japan), Ltd.	7,500	192,508
OPAP SA	23,076	199,784
Oriental Land Co., Ltd.	3,400	452,056
SKYCITY Entertainment Group, Ltd.	17,644	58,793
Sodexo	1,273	113,477
Tabcorp Holdings, Ltd.	17,246	54,888
Tatts Group, Ltd.	20,688	70,217
Whitbread PLC	5,656	230,517

		$1,819,827

Security	Shares	Value
Household Durables — 0.2%
Rinnai Corp.	3,100	$219,182

		$219,182

Household Products — 1.0%
Henkel AG & Co. KGaA	8,281	$614,278
Svenska Cellulosa AB, Class B	9,463	229,422
Unicharm Corp.	5,900	312,928

		$1,156,628

Independent Power Producers & Energy Traders — 0.1%
Electric Power Development Co., Ltd.	1,800	$41,384
Enel Green Power SpA	30,966	63,850

		$105,234

Industrial Conglomerates — 1.2%
Fraser and Neave, Ltd.	8,000	$61,627
Hopewell Holdings, Ltd.	51,500	212,120
Orkla ASA	52,718	465,001
Siemens AG	5,077	556,254

		$1,295,002

Insurance — 1.8%
Baloise Holding AG	1,801	$162,981
Gjensidige Forsikring ASA	6,519	102,467
Hannover Rueckversicherung AG	1,152	93,002
Resolution, Ltd.	13,759	57,152
Sampo Oyj	12,347	443,238
Swiss Reinsurance Co., Ltd.	7,258	539,617
Tryg A/S	2,912	228,839
Vienna Insurance Group	1,893	100,016
Zurich Insurance Group AG(1)	830	238,680

		$1,965,992

Internet & Catalog Retail — 0.3%
Rakuten, Inc.	33,900	$309,412

		$309,412

Internet Software & Services — 0.3%
United Internet AG	11,282	$262,304
Yahoo! Japan Corp.	167	65,488

		$327,792

IT Services — 0.4%
Amadeus IT Holding SA, Class A	10,684	$267,730
Computershare, Ltd.	6,596	72,135
Indra Sistemas SA	7,412	97,113

		$436,978

Leisure Equipment & Products — 0.1%
Sankyo Co., Ltd.	1,400	$55,776

		$55,776

Life Sciences Tools & Services — 0.3%
QIAGEN NV(1)	13,623	$285,983

		$285,983

Security	Shares	Value
Machinery — 2.0%
Atlas Copco AB, Class B	1,799	$45,879
Kone Oyj, Class B	11,111	916,603
Scania AB, Class B	5,767	118,335
Schindler Holding AG	2,426	350,999
Schindler Holding AG PC	17	2,522
Sulzer AG	795	125,021
Wartsila Oyj	8,800	418,209
Zardoya Otis SA	16,076	246,425

		$2,223,993

Marine — 0.4%
A.P. Moller - Maersk A/S, Class A	21	$158,796
A.P. Moller - Maersk A/S, Class B	37	295,158

		$453,954

Media — 0.9%
Eutelsat Communications SA	6,017	$206,692
Reed Elsevier NV	12,954	201,199
Reed Elsevier PLC	11,369	123,740
SES SA	950	29,074
Singapore Press Holdings, Ltd.	116,000	384,321

		$945,026

Metals & Mining — 3.1%
Acerinox SA	12,749	$141,275
BHP Billiton PLC	16,869	578,470
BHP Billiton, Ltd.	14,762	580,619
Boliden AB	29,320	541,924
Newcrest Mining, Ltd.	4,261	104,369
Norsk Hydro ASA	103,556	497,146
Randgold Resources, Ltd.	2,296	216,265
Rio Tinto, Ltd.	6,172	428,655
Umicore SA	5,226	271,904
Voestalpine AG	2,321	85,100

		$3,445,727

Multi-Utilities — 1.4%
AGL Energy, Ltd.	19,720	$317,097
Centrica PLC	149,088	827,876
GDF Suez	14,024	287,684
National Grid PLC	5,089	55,723

		$1,488,380

Multiline Retail — 1.0%
Harvey Norman Holdings, Ltd.	44,634	$91,400
Isetan Mitsukoshi Holdings, Ltd.	5,100	50,364
Marks & Spencer Group PLC	23,568	141,788
Next PLC	9,933	638,980
PPR SA	657	141,298

		$1,063,830

Office Electronics — 0.1%
Canon, Inc.	2,000	$72,831
Neopost SA	618	35,275

		$108,106

Security	Shares	Value
Oil, Gas & Consumable Fuels — 7.8%
BP PLC	115,420	$854,398
Delek Group, Ltd.	342	84,481
ENI SpA	70,945	1,772,032
Galp Energia SGPS SA, Class B	7,743	125,686
JX Holdings, Inc.	8,800	51,919
Lundin Petroleum AB(1)	2,108	54,149
OMV AG	15,532	639,855
Origin Energy, Ltd.	22,838	300,027
Repsol SA	16,922	377,383
Royal Dutch Shell PLC, Class A	72,627	2,574,534
Statoil ASA	31,115	828,981
TonenGeneral Sekiyu K.K.	29,000	252,882
Total SA	2,178	118,031
Tullow Oil PLC	19,185	345,917
Woodside Petroleum, Ltd.	4,035	149,466

		$8,529,741

Paper & Forest Products — 0.3%
Holmen AB, Class B	3,672	$113,201
Stora Enso Oyj	18,840	134,363
UPM-Kymmene Oyj	4,555	55,694

		$303,258

Personal Products — 1.6%
Beiersdorf AG	4,742	$416,174
L’Oreal SA	9,042	1,342,678

		$1,758,852

Pharmaceuticals — 7.7%
AstraZeneca PLC	21,712	$1,049,118
Chugai Pharmaceutical Co., Ltd.	13,200	271,538
Dainippon Sumitomo Pharma Co., Ltd.	12,900	181,856
GlaxoSmithKline PLC	7,574	173,247
Kyowa Hakko Kirin Co., Ltd.	17,000	160,737
Mitsubishi Tanabe Pharma Corp.	9,700	130,035
Novartis AG	13,636	926,926
Novo Nordisk A/S, Class B	8,373	1,541,403
Ono Pharmaceutical Co., Ltd.	5,300	279,231
Orion Oyj, Class B	8,426	235,160
Roche Holding AG PC	4,915	1,086,407
Sanofi	4,274	416,656
Santen Pharmaceutical Co., Ltd.	5,800	238,863
Shire PLC	15,848	530,151
Takeda Pharmaceutical Co., Ltd.	1,100	56,525
Teva Pharmaceutical Industries, Ltd. ADR	18,444	700,688
Tsumura & Co.	4,700	154,391
UCB SA	5,498	317,353

		$8,450,285

Professional Services — 0.4%
Adecco SA(1)	5,678	$325,595
Experian PLC	7,587	129,786

		$455,381

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 1.4%
Ascendas Real Estate Investment Trust	144,000	$294,531
CFS Retail Property Trust Group	29,212	60,970
Federation Centres	22,983	55,811
GPT Group	32,529	128,684
Japan Prime Realty Investment Corp.	3	8,529
Japan Real Estate Investment Corp.	12	121,333
Link REIT (The)	147,500	764,943
Unibail-Rodamco SE	268	63,294

		$1,498,095

Real Estate Management & Development — 0.6%
Hang Lung Group, Ltd.	16,000	$96,992
Immofinanz AG(1)	58,394	255,817
UOL Group, Ltd.	51,000	257,589

		$610,398

Road & Rail — 1.5%
ComfortDelGro Corp., Ltd.	45,000	$70,165
DSV A/S	13,873	355,663
Keikyu Corp.	8,000	67,857
Keio Corp.	39,000	289,466
Kintetsu Corp.	24,000	98,609
MTR Corp., Ltd.	75,000	308,625
Odakyu Electric Railway Co., Ltd.	44,000	440,777

		$1,631,162

Semiconductors & Semiconductor Equipment — 1.2%
ASML Holding NV	15,529	$1,164,910
Mellanox Technologies, Ltd.(1)	2,363	120,015

		$1,284,925

Software — 2.9%
Dassault Systemes SA	3,888	$432,317
NICE Systems, Ltd.(1)	7,893	290,056
Oracle Corp. Japan	2,800	116,570
Sage Group PLC (The)	79,778	408,513
SAP AG	23,374	1,916,838

		$3,164,294

Specialty Retail — 1.7%
ABC-Mart, Inc.	2,400	$91,313
Hennes & Mauritz AB, Class B	13,987	514,656
Industria de Diseno Textil SA	6,366	889,762
Kingfisher PLC	22,184	94,800
Nitori Co., Ltd.	1,300	99,231
USS Co., Ltd.	1,940	217,927

		$1,907,689

Textiles, Apparel & Luxury Goods — 2.0%
Adidas AG	2,652	$246,285
Burberry Group PLC	11,278	242,285
Luxottica Group SpA	7,662	353,613
LVMH Moet Hennessy Louis Vuitton SA	5,113	962,662
Swatch Group, Ltd. (The), Bearer Shares	638	349,469

		$2,154,314

Security	Shares	Value
Trading Companies & Distributors — 0.0%(2)
Bunzl PLC	2,862	$51,426

		$51,426

Transportation Infrastructure — 1.4%
Abertis Infraestructuras SA	14,497	$248,207
Atlantia SpA	11,265	208,014
Auckland International Airport, Ltd.	100,898	240,163
Fraport AG	937	56,793
Kamigumi Co., Ltd.	19,000	154,766
Koninklijke Vopak NV	1,903	129,881
Mitsubishi Logistics Corp.	4,000	59,994
Sydney Airport	15,321	50,745
Transurban Group	63,537	404,385

		$1,552,948

Water Utilities — 0.1%
Severn Trent PLC	1,894	$48,716
United Utilities Group PLC	4,978	57,767

		$106,483

Wireless Telecommunication Services — 1.9%
Millicom International Cellular SA SDR	2,339	$215,499
Mobistar SA	3,317	91,033
NTT DoCoMo, Inc.	477	723,168
StarHub, Ltd.	17,000	53,578
Tele2 AB, Class B	17,620	316,031
Vodafone Group PLC	256,506	700,046

		$2,099,355

Total Common Stocks (identified cost $95,464,521)		$108,579,448

Short-Term Investments — 0.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(3)	$265	$264,574

Total Short-Term Investments (identified cost $264,574)		$264,574

Total Investments — 99.4% (identified cost $95,729,095)		$108,844,022

Other Assets, Less Liabilities — 0.6%		$647,799

Net Assets — 100.0%		$109,491,821

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

PPS	-	Partially Protected Shares

SDR	-	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $100.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United Kingdom	13.5%	$14,820,450
Japan	10.9	11,944,209
Australia	6.9	7,498,032
Switzerland	6.8	7,446,478
Germany	6.6	7,249,917
France	6.5	7,157,812
Netherlands	4.9	5,347,515
Hong Kong	4.8	5,274,070
Sweden	4.5	4,936,583
Spain	4.5	4,933,824
Singapore	4.4	4,840,661
Denmark	4.1	4,452,232
Italy	4.1	4,448,822
Belgium	3.6	3,939,988
Norway	3.2	3,493,883
Finland	3.0	3,334,578
Israel	2.3	2,463,787
Austria	1.6	1,735,534
Ireland	1.1	1,243,244
Portugal	0.8	852,583
New Zealand	0.7	755,254
Greece	0.4	409,992

Total Common Stocks	99.2%	$108,579,448
Short-Term Investments	0.2	264,574

Total Investments	99.4%	$108,844,022

The Portfolio did not have any financial instruments outstanding at January 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$96,175,412

Gross unrealized appreciation	$14,580,044
Gross unrealized depreciation	(1,911,434)

Net unrealized appreciation	$12,668,610

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$—	$12,196,376		$—	$12,196,376
Consumer Staples	—	12,820,675		—	12,820,675
Energy	—	9,600,697		—	9,600,697
Financials	—	16,825,331		—	16,825,331
Health Care	702,990	10,954,681		—	11,657,671
Industrials	—	12,938,505		—	12,938,505
Information Technology	—	7,263,919		—	7,263,919
Materials	—	10,705,309		—	10,705,309
Telecommunication Services	—	7,652,579		—	7,652,579
Utilities	—	6,918,386		—	6,918,386
Total Common Stocks	$702,990	$107,876,458	*	$—	$108,579,448
Short-Term Investments	$—	$264,574		$—	$264,574
Total Investments	$702,990	$108,141,032		$—	$108,844,022

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 25, 2013